Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

January 31, 2021

EMD-QTLY-0321
1.931229.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Belgium - 1.1%
Titan Cement International Trading SA	197,000	$3,433,036
Bermuda - 1.4%
AGTech Holdings Ltd. (a)	10,044,000	330,341
Alibaba Pictures Group Ltd. (a)	1,875,844	237,104
Credicorp Ltd. (United States)	8,363	1,257,210
Shangri-La Asia Ltd. (a)	2,942,000	2,504,395

TOTAL BERMUDA		4,329,050

Brazil - 7.2%
Alupar Investimento SA unit	374,589	1,756,078
Atacadao SA	515,200	1,792,852
Azul SA sponsored ADR (a)(b)	13,040	286,228
Equatorial Energia SA	572,241	2,355,314
LOG Commercial Properties e Participacoes SA	206,000	1,261,286
Lojas Renner SA	303,000	2,296,562
Natura & Co. Holding SA	248,153	2,225,095
Notre Dame Intermedica Participacoes SA	140,851	2,432,726
QGEP Participacoes SA	445,600	932,507
Rumo SA (a)	799,400	2,965,936
Suzano Papel e Celulose SA (a)	190,800	2,163,823
Terna Participacoes SA unit	303,214	1,778,363

TOTAL BRAZIL		22,246,770

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	17,397	453,192
Cayman Islands - 17.9%
Agora, Inc. ADR (a)(b)	700	39,543
Akeso, Inc. (c)	408,429	2,849,903
Archosaur Games, Inc. (a)(c)	234,000	609,654
Bilibili, Inc. ADR (a)(b)	38,631	4,399,685
Chailease Holding Co. Ltd.	470,501	2,603,536
CIFI Holdings Group Co. Ltd.	1,652,000	1,361,530
Fu Shou Yuan International Group Ltd.	1,364,000	1,300,095
Haitian International Holdings Ltd.	547,000	1,978,957
Hua Medicine (a)(c)	974,837	696,559
I-Mab ADR	51,505	2,801,357
Innovent Biologics, Inc. (a)(c)	421,658	4,818,482
Jacobio Pharmaceuticals Group Co. Ltd. (c)	177,300	458,500
JOYY, Inc. ADR	6,895	634,616
Kangji Medical Holdings Ltd.	28,000	41,242
Kingdee International Software Group Co. Ltd.	755,000	3,047,948
KWG Property Holding Ltd.	911,000	1,212,591
Li Ning Co. Ltd.	304,000	1,903,615
Ming Yuan Cloud Group Holdings Ltd.	6,800	42,976
Parade Technologies Ltd.	46,000	1,987,077
Pico Far East Holdings Ltd.	5,150,000	836,939
Shimao Property Holdings Ltd.	289,500	841,999
Shimao Services Holdings Ltd. (a)(c)	1	2
Silergy Corp.	68,170	6,364,090
Sunny Optical Technology Group Co. Ltd.	239,130	6,298,049
TAL Education Group ADR (a)	13,532	1,040,340
Tongdao Liepin Group (a)	162,591	398,024
Uni-President China Holdings Ltd.	1,576,000	1,908,702
Yuzhou Properties Co.	2,519,600	880,678
Zai Lab Ltd. (a)	23,069	3,655,803

TOTAL CAYMAN ISLANDS		55,012,492

Chile - 1.0%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	59,700	3,041,118
China - 6.8%
China Communications Services Corp. Ltd. (H Shares)	4,374,000	1,957,602
Haier Smart Home Co. Ltd. (A Shares)	467,296	2,315,488
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	135,181	3,520,353
Pharmaron Beijing Co. Ltd. (H Shares) (c)	200,050	3,849,671
Sinopec Engineering Group Co. Ltd. (H Shares)	3,353,500	1,548,451
TravelSky Technology Ltd. (H Shares)	593,000	1,324,704
Tsingtao Brewery Co. Ltd. (H Shares)	282,000	2,722,433
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	181,852	1,829,485
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	350,600	1,763,570

TOTAL CHINA		20,831,757

Curacao - 0.5%
Emirates NBD ELS (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (a)(c)	502,567	1,614,496
Cyprus - 1.8%
Etalon Group PLC GDR (Reg. S)	436,500	772,605
Globaltrans Investment PLC GDR (Reg. S)	379,400	2,557,156
TCS Group Holding PLC unit	50,300	2,048,289

TOTAL CYPRUS		5,378,050

Greece - 1.3%
Fourlis Holdings SA (a)	683,500	3,127,070
Motor Oil (HELLAS) Corinth Refineries SA	66,500	936,132

TOTAL GREECE		4,063,202

Hong Kong - 2.3%
Antengene Corp. (c)	475,109	1,171,649
Antengene Corp.	141,000	312,943
China Resources Beer Holdings Co. Ltd.	206,000	1,820,011
Far East Horizon Ltd.	1,925,072	1,986,338
Guangdong Investment Ltd.	939,712	1,650,776

TOTAL HONG KONG		6,941,717

Hungary - 0.5%
OTP Bank PLC (a)	35,952	1,649,626
India - 8.8%
Adani Ports & Special Economic Zone Ltd.	435,245	3,044,803
Computer Age Management Services Private Ltd. (a)	81,110	1,977,933
Deccan Cements Ltd.	222,346	1,083,502
Embassy Office Parks (REIT)	266,200	1,283,686
Indus Towers Ltd.	274,000	870,587
JK Cement Ltd.	102,571	2,999,843
Mahanagar Gas Ltd.	139,707	1,984,775
Manappuram General Finance & Leasing Ltd.	792,134	1,697,119
Oberoi Realty Ltd. (a)	203,038	1,468,445
Petronet LNG Ltd.	371,200	1,207,444
Power Grid Corp. of India Ltd.	650,380	1,646,481
Shriram Transport Finance Co. Ltd.	141,842	2,513,967
Solar Industries India Ltd.	98,845	1,610,403
The Ramco Cements Ltd.	125,111	1,341,088
Torrent Pharmaceuticals Ltd.	61,573	2,204,112

TOTAL INDIA		26,934,188

Indonesia - 1.3%
PT ACE Hardware Indonesia Tbk	15,328,400	1,704,369
PT Pakuwon Jati Tbk (a)	31,591,478	1,085,324
PT United Tractors Tbk	691,000	1,125,399

TOTAL INDONESIA		3,915,092

Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	13,000	863,434
Japan - 0.2%
Iriso Electronics Co. Ltd.	15,530	706,482
Korea (South) - 9.7%
AMOREPACIFIC Group, Inc.	17,234	907,628
ASTORY Co. Ltd. (a)	7,600	277,935
Coway Co. Ltd. (a)	35,720	2,226,132
Db Insurance Co. Ltd.	22,731	747,951
DuzonBizon Co. Ltd.	49,650	4,434,978
Fila Holdings Corp.	40,080	1,530,250
Hana Financial Group, Inc.	57,503	1,678,728
Hanon Systems	72,370	1,080,642
Hansol Chemical Co. Ltd.	13,740	2,371,105
Hyundai Fire & Marine Insurance Co. Ltd.	51,582	917,821
Kakao Corp.	10,088	3,977,868
Kakao Games Corp.	500	21,146
KB Financial Group, Inc.	23,090	833,827
LG Corp.	19,160	1,697,758
NCSOFT Corp.	1,154	983,344
Pearl Abyss Corp. (a)	2,505	705,321
Samsung SDI Co. Ltd.	8,185	5,371,820

TOTAL KOREA (SOUTH)		29,764,254

Luxembourg - 1.1%
Globant SA (a)	18,120	3,479,040
Malaysia - 0.6%
Scientex Bhd	1,959,600	1,934,151
Scientex Bhd warrants 1/14/26 (a)	130,640	29,085

TOTAL MALAYSIA		1,963,236

Mexico - 5.1%
CEMEX S.A.B. de CV sponsored ADR (a)	806,100	4,618,953
Fibra Uno Administracion SA de CV	1,455,362	1,625,115
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	194,300	1,958,260
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	800	125,368
Grupo Aeroportuario Norte S.A.B. de CV (a)	181,700	1,072,437
Grupo Comercial Chedraui S.A.B. de CV	968,900	1,318,714
Macquarie Mexican (REIT) (c)	981,400	1,218,432
Qualitas Controladora S.A.B. de CV	366,181	1,924,241
Regional S.A.B. de CV (a)	460,113	1,882,291

TOTAL MEXICO		15,743,811

Netherlands - 1.7%
VEON Ltd. sponsored ADR	120,909	194,663
X5 Retail Group NV GDR (Reg. S)	48,700	1,723,006
Yandex NV Series A (a)	51,933	3,253,083

TOTAL NETHERLANDS		5,170,752

Panama - 0.6%
Copa Holdings SA Class A	23,100	1,787,247
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR (a)	135,900	1,383,462
Philippines - 0.8%
Ayala Land, Inc.	1,487,800	1,167,084
Metropolitan Bank & Trust Co.	84,227	78,864
Philippine Seven Corp.	613,400	1,301,848

TOTAL PHILIPPINES		2,547,796

Poland - 0.5%
CD Projekt RED SA (a)	9,130	744,545
Grupa Lotos SA	82,000	849,487

TOTAL POLAND		1,594,032

Russia - 0.4%
LSR Group OJSC	101,164	1,283,264
RusHydro PJSC	249	3

TOTAL RUSSIA		1,283,267

Singapore - 0.7%
Delfi Ltd.	1,023,800	562,612
First Resources Ltd.	1,478,700	1,725,373

TOTAL SINGAPORE		2,287,985

South Africa - 5.3%
AngloGold Ashanti Ltd.	74,400	1,733,720
Bidvest Group Ltd.	253,300	2,611,035
Cashbuild Ltd.	161,600	3,041,231
FirstRand Ltd.	599,655	1,883,368
Impala Platinum Holdings Ltd.	248,500	3,355,882
Mr Price Group Ltd.	165,900	1,885,096
Pick 'n Pay Stores Ltd.	463,900	1,632,119

TOTAL SOUTH AFRICA		16,142,451

Taiwan - 7.9%
Cleanaway Co. Ltd.	325,000	1,844,811
CTCI Corp.	953,000	1,190,782
eMemory Technology, Inc.	55,470	1,362,442
International Games Systems Co. Ltd.	89,000	2,465,603
Largan Precision Co. Ltd.	3,020	316,975
Nanya Technology Corp.	1,504,220	4,290,714
PChome Online, Inc.	559,000	1,726,233
Poya International Co. Ltd.	92,000	1,904,966
Unimicron Technology Corp.	968,450	2,990,644
Vanguard International Semiconductor Corp.	711,640	2,845,442
Win Semiconductors Corp.	230,600	3,408,247

TOTAL TAIWAN		24,346,859

Thailand - 1.3%
PTT Global Chemical PCL (For. Reg.)	766,400	1,510,778
Siam Global House PCL	1,962,995	1,364,193
Star Petroleum Refining PCL	3,386,200	1,006,922

TOTAL THAILAND		3,881,893

Turkey - 1.5%
Aselsan A/S	990,000	2,340,633
Mavi Jeans Class B (a)(c)	329,000	2,382,999

TOTAL TURKEY		4,723,632

United Arab Emirates - 0.7%
Aldar Properties PJSC	1,891,744	1,802,568
Emirates NBD Bank PJSC	91,600	294,265

TOTAL UNITED ARAB EMIRATES		2,096,833

United Kingdom - 1.6%
Bank of Georgia Group PLC (a)	105,313	1,656,502
Mondi PLC	140,664	3,305,382

TOTAL UNITED KINGDOM		4,961,884

United States of America - 0.1%
DouYu International Holdings Ltd. ADR (a)	19,166	251,650
Vietnam - 0.1%
FTP Corp.	163,386	444,458
TOTAL COMMON STOCKS
(Cost $219,038,584)		285,268,244

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.8%
Metalurgica Gerdau SA (PN)
(Cost $1,919,111)	1,234,600	2,387,336
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 2/11/21 to 4/15/21 (Cost $779,907)(d)	780,000	779,935
	Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund 0.09% (e)	23,338,220	23,342,887
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	4,942,500	4,942,994
TOTAL MONEY MARKET FUNDS
(Cost $28,285,381)		28,285,881
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $250,022,983)		316,721,396
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(9,089,664)
NET ASSETS - 100%		$307,631,732

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	140	March 2021	$9,282,700	$194,239	$194,239

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,499,832 or 7.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $779,935.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,307
Fidelity Securities Lending Cash Central Fund	7,001
Total	$11,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.